UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging             Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 1.7%
Erste Group Bank AG (a)	411,499	$12,382,364
Brazil — 8.2%
Banco Nacional SA, Preference Shares (a)	42,567,626	124
BB Seguridade Participacoes SA	1,235,637	11,638,398
BRF SA	400,239	8,401,167
CCR SA	940,276	4,179,676
Itau Unibanco Holding SA, Preference Shares — ADR	2,862,612	24,847,472
Kroton Educacional SA	2,364,309	6,629,001
Multiplan Empreendimentos Imobiliarios SA	340,850	4,643,950

		60,339,788
China — 17.9%
Alibaba Group Holding Ltd. — SP ADR (a)	96,403	7,552,211
Anhui Conch Cement Co., Ltd., Class H	4,406,000	13,685,188
Baidu, Inc. — ADR (a)	38,881	6,713,193
Bank of China Ltd., Class H	70,550,200	38,551,253
CITIC Securities Co. Ltd., Class H	1,587,500	4,338,961
CNOOC Ltd.	12,472,000	15,304,862
Ctrip.com International, Ltd. — ADR (a)	25,444	1,821,282
Huadian Fuxin Energy Corp., Ltd.	16,884,000	7,291,445
iKang Healthcare Group, Inc. — ADR (a)	351,359	5,874,723
Industrial & Commercial Bank of China Ltd., Class H	9,871,000	6,781,257
PetroChina Co. Ltd., Class H	3,934,000	3,875,525
Tencent Holdings Ltd.	781,610	14,561,891
Vipshop Holdings, Ltd. — ADR (a)	289,334	5,639,120

		131,990,911
Hong Kong — 8.2%
AIA Group Ltd.	1,509,400	9,817,945
China Merchants Holdings International Co. Ltd.	3,888,467	14,213,885
China Overseas Land & Investment Ltd.	5,608,000	17,660,467
Haier Electronics Group Co. Ltd.	4,584,000	10,759,784
Melco Crown Entertainment Ltd. — ADR	411,731	8,494,011

		60,946,092
India — 8.8%
Axis Bank, Ltd.	1,004,850	8,979,620
Coal India Ltd.	2,015,924	13,788,033
ICICI Bank Ltd. — ADR	1,140,114	11,480,948
ITC Ltd.	2,032,782	10,327,458
Common Stocks	Shares	Value
India (concluded)
Just Dial Ltd.	409,826	$6,901,786
Larsen & Toubro Ltd.	300,425	8,387,751
Tata Motors Ltd. — ADR	180,040	5,339,986

		65,205,582
Indonesia — 1.6%
Astra International Tbk PT	9,392,024	4,611,971
Bank Central Asia Tbk PT	7,135,524	6,906,909

		11,518,880
Ireland — 0.5%
Dragon Oil PLC	330,812	3,786,772
Mexico — 6.0%
Cemex SAB de CV (a)	20,043,363	17,079,620
Grupo Aeroportuario del Pacifico SAB de CV, Class B	794,492	6,271,618
Grupo Financiero Banorte SAB de CV, Series O	2,320,297	12,211,710
Grupo Televisa SAB — ADR	134,887	4,702,161
Kimberly-Clark de Mexico SAB de CV, Class A	1,770,201	4,105,658

		44,370,767
Peru — 1.7%
Credicorp Ltd.	96,696	12,754,202
Philippines — 1.5%
BDO Unibank, Inc.	4,899,330	10,761,722
Russia — 3.9%
Magnit OJSC — GDR	183,841	9,955,322
NovaTek OAO — GDR	137,034	13,616,939
Sberbank of Russia — ADR	1,093,159	5,378,263

		28,950,524
South Africa — 5.5%
FirstRand Ltd.	2,175,750	9,399,343
Mr. Price Group Ltd.	374,577	7,459,624
Naspers Ltd., Class N (b)	115,261	16,063,150
Sanlam Ltd.	1,525,839	8,061,082

		40,983,199
South Korea — 9.2%
Doosan Infracore Co., Ltd. (a)	920,147	5,990,039
GS Home Shopping, Inc.	39,957	6,922,185
Samsung Electronics Co. Ltd.	2,632	2,670,312
Samsung Electronics Co. Ltd., Preference Shares	10,390	8,173,099
SK Hynix, Inc.	642,669	20,295,735
SK Telecom Co. Ltd.	80,371	17,248,718

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (concluded)
Wonik IPS Co. Ltd. (a)	634,859	$6,655,341

		67,955,429
Switzerland — 1.9%
Luxoft Holding, Inc. (a)	220,796	13,857,157
Taiwan — 11.6%
Cathay Financial Holding Co. Ltd.	8,660,650	13,998,126
CTBC Financial Holding Co. Ltd.	18,362,000	13,316,826
Eclat Textile Co., Ltd.	357,000	5,222,676
Himax Technologies, Inc. — ADR	593,510	4,273,272
Hon Hai Precision Industry Co. Ltd.	5,209,582	14,981,883
Pixart Imaging, Inc.	1,631,000	3,697,121
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	1,365,220	30,185,014

		85,674,918
Thailand — 2.4%
Kasikornbank PCL (a)	82,108	414,675
Kasikornbank PCL — NVDR	901,500	4,546,673
Siam Cement PCL — NVDR	848,778	12,671,848

		17,633,196
Turkey — 1.2%
Coca-Cola Icecek AS (c)	203,262	2,919,356
Turkiye Halk Bankasi	1,367,898	5,952,047

		8,871,403
United Arab Emirates — 1.6%
Emaar Properties PJSC	5,381,664	11,537,819
United States — 3.4%
Cognizant Technology Solutions Corp., Class A (a)	180,557	11,393,147
First Cash Financial Services, Inc. (a)	128,362	5,220,482
Samsonite International SA	2,653,400	8,659,497

		25,273,126
Total Common Stocks — 96.8%		714,793,851

Participation Notes	Shares	Value
South Korea — 1.1%
UBS AG (Shinhan Financial Group Co., Ltd. due 2/22/16) (a)	235,454	$8,451,111
Total Long-Term Investments (Cost — $703,816,245) — 97.9%		723,244,962

Short-Term Securities
Time Deposits — 0.3%		Par (000)
Hong Kong — 0.3%
Brown Brothers Harriman & Co., 0.00%, 12/31/49	HKD	17,440	2,249,710
Short-Term Investment Fund		Shares
BlackRock Liquidity Funds, TempFunds, Institutional Class, 0.08% (d)(e)		5,051,314	5,051,314
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	USD	2,160	2,160,000
Total Short-Term Investment Fund — 1.0%			7,211,314
Total Short-Term Securities (Cost — $9,461,024) — 1.3%			9,461,024
Total Investments (Cost — $713,277,269*) — 99.2%			732,705,986
Other Assets Less Liabilities — 0.8%			6,116,794

Net Assets — 100.0%			$738,822,780

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$722,830,674

Gross unrealized appreciation	$70,680,431
Gross unrealized depreciation	(60,805,119)

Net unrealized appreciation	$9,875,312

2	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$1,817,241	$4,789

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2014	Net Activity	Shares/Beneficial Interest Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	43,360,200	(38,308,886)	5,051,314	$10,421
BlackRock Liquidity Series, LLC, Money Market Series	2,234,028	(74,028)	2,160,000	$137,686

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
USD	U.S. Dollar

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Austria	—	$12,382,364	—	$12,382,364
Brazil	$60,339,664	—	$124	60,339,788
China	27,600,529	104,390,382	—	131,990,911
Hong Kong	8,494,011	52,452,081	—	60,946,092
India	23,722,720	41,482,862	—	65,205,582
Indonesia	—	11,518,880	—	11,518,880
Ireland	3,786,772	—	—	3,786,772
Mexico	44,370,767	—	—	44,370,767
Peru	12,754,202	—	—	12,754,202
Philippines	—	10,761,722	—	10,761,722
Russia	—	28,950,524	—	28,950,524
South Africa	—	40,983,199	—	40,983,199
South Korea	—	67,955,429	—	67,955,429
Switzerland	13,857,157	—	—	13,857,157
Taiwan	34,458,286	51,216,632	—	85,674,918
Thailand	—	17,633,196	—	17,633,196
Turkey	2,919,356	5,952,047	—	8,871,403
United Arab Emirates	—	11,537,819	—	11,537,819
United States	25,273,126	—	—	25,273,126
Participation Notes	—	8,451,111	—	8,451,111
Time Deposits	—	2,249,710	—	2,249,710
Short-Term Investment Fund	5,051,314	2,160,000	—	7,211,314

Total	$262,627,904	$470,077,958	$124	$732,705,986

4	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$495,945	—	—	$495,945
Liabilities:
Collateral on securities loaned at value	—	$(2,160,000)	—	(2,160,000)

Total	$495,945	$(2,160,000)	—	$(1,664,055)

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2015	5

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Emerging Markets Fund, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Emerging Markets Fund, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Emerging Markets Fund, Inc.

Date: September 22, 2015